STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Revenue:
Revenue		$ 0		$ 15,000
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]		License revenue		License revenue
Operating expenses:
Research and development		$ 59,504		$ 21,125
Selling, general and administrative		12,925		4,358
Total operating expenses		72,429		25,483
Loss from operations		(72,429)		(10,483)
Other income:
Other		93		15
Interest income		2,189		4
Total other income, net		2,282		19
Net loss before income taxes		(70,147)		(10,464)
Income tax expense (benefit)		(179)		347
Net loss	[1]	(69,968)		(10,811)
Other comprehensive income:
Unrealized gain on marketable securities		6	[1]	0
Comprehensive loss		$ (69,962)		$ (10,811)
Net loss per share attributable to common stockholders-basic		$ (35.71)		$ (5.65)
Net loss per share attributable to common stockholders-diluted		$ (35.71)		$ (5.65)
Weighted-average Class A common shares outstanding, basic (in shares)	[2]	1,959,091,000		1,911,850,000
Weighted-average Class A common shares outstanding, diluted (in shares)	[2]	1,959,091,000		1,911,850,000

[1]	Retroactively recast for the reverse recapitalization as described in Note 1.
[2]	Retroactively recast for the reverse recapitalization as described in Note 1.